Description of Business and Summary of Significant Accounting Policies (Detail Textuals) € in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2019 EUR (€)	Jan. 01, 2018 EUR (€)	Dec. 31, 2018 EUR (€) Country Language Segment	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Current contract liabilities				€ 20,354
Non-current contract liabilities				23
Current contract liabilities			€ 16,604
Non-current contract liabilities			€ 5
Increase (decrease) in accounting estimate | $					$ 43,453	$ 49,705
Number of reportable segment | Segment			2
Number of countries | Country			29
Number of languages | Language			16
Other current financial liabilities			€ (557)	(27)
Provisions for refunds
Disclosure of non-adjusting events after reporting period [line items]
Other current financial liabilities		€ (120)		€ 0
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Negative impact on operating results and increase in assets and liabilities	€ 1,300
Increase (decrease) in accounting estimate	€ 1,300
Previously stated [member]
Disclosure of non-adjusting events after reporting period [line items]
Current contract liabilities		20,354
Non-current contract liabilities		23
IFRS 15 [Member] | Currently stated [member]
Disclosure of non-adjusting events after reporting period [line items]
Current contract liabilities		20,354
Non-current contract liabilities		€ 23